Prepayments and Other Current Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Prepaid Expenses and Other Current Assets [Member]
Provision for doubtful accounts receivable	¥ 19,266	$ 2,793	¥ 493	¥ 32,999